Schedule of Gain on Sale (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 11, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	$ 8,766	$ 6,368	$ 1,136
Accounts receivable, net	2,045	2,948	320
Prepaid expense and other current assets	5,662	1,416	1,107
Operating lease right-of-use assets	180	431	233
Property, plant and equipment, net	43,471	44,572	42,209
Total Assets	97,349	91,276	84,961
Accounts payable	3,388	2,099	3,548
Accrued liabilities	7,666	4,906	2,721
Operating lease liability	26	220	161
Total Liabilities	$ 45,754	$ 37,917	$ 38,689
MTI Instruments [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received				$ 10,750
Plus: closing cash				1
Less: transaction costs				(908)
Less: closing indebtedness				(483)
Plus: new working capital adjustments				19
Adjusted consideration received				9,379
Cash				1
Accounts receivable, net				1,119
Inventories				888
Prepaid expense and other current assets				42
Operating lease right-of-use assets				579
Deferred tax assets				171
Property, plant and equipment, net				76
Total Assets				2,876
Accounts payable				122
Accrued liabilities				547
Operating lease liability				579
Total Liabilities				1,248
Net assets transferred				1,628
Gain on sale				$ 7,751